LEASE RIGHT-OF-USE ASSET AND LEASE LIABILITIES (Details Narrative) - USD ($)	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Apr. 02, 2020	Mar. 31, 2020
Weighted average discount rate leases	4.75%	4.35%	4.35%		4.35%
Operating lease, right of use asset	$ 7,307,883	$ 9,632,625			$ 1,835,717
Operating lease, liability	$ 7,307,883	$ 9,632,625
Accounting Standards Update 2016-02 [Member]
Operating lease, right of use asset				$ 60,000.00
Operating lease, liability				$ 60,000.00
Plant and Dormitory [Member]
Lease period	4 years 6 months	4 years 6 months
Floors in Commercial Building [Member]
Lease period	3 years	3 years
Head Office [Member]
Lease period	5 years	5 years